Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance, value at Jun. 25, 2008	$ 17,625	$ 464,666	$ 1,800,300	$ (1,687,334)	$ (168)	$ 595,089
Balance, shares at Jun. 25, 2008	101,316,000
Net income	0	0	79,166	0	0	79,166
Currency translation adjustment	0	0	0	0	(2,068)	(2,068)
Realized loss on currency translation	0	0	0	0	2,236	2,236
Comprehensive income						79,334
Dividends	0	0	(45,159)	0	0	(45,159)
Stock-based compensation	0	17,518	0	0	0	17,518
Purchases of treasury stock, shares	(30,000)
Purchases of treasury stock	0	(3,116)	0	(623)	0	(3,739)
Issuances of common stock, shares	816,000
Issuances of common stock	0	(13,721)	0	18,371	0	4,650
Tax benefit from stock options exercised	0	(769)	0	0	0	(769)
Issuances of restricted stock, net of forfeitures, shares	23,000
Issuances of restricted stock, net of forfeitures	0	(598)	0	598	0	0
Balance, value at Jun. 24, 2009	17,625	463,980	1,834,307	(1,668,988)	0	646,924
Balance, shares at Jun. 24, 2009	102,125,000
Net income						137,704
Net income and comprehensive income	0	0	137,704	0	0	137,704
Dividends	0	0	(48,450)	0	0	(48,450)
Stock-based compensation	0	16,493	0	0	0	16,493
Purchases of treasury stock, shares	(1,046,000)
Purchases of treasury stock	0	(2,448)	0	(20,420)	0	(22,868)
Issuances of common stock, shares	518,000
Issuances of common stock	0	(9,268)	0	11,664	0	2,396
Tax benefit from stock options exercised	0	(3,451)	0	0	0	(3,451)
Issuances of restricted stock, net of forfeitures, shares	(25,000)
Issuances of restricted stock, net of forfeitures	0	415	0	(415)	0	0
Balance, value at Jun. 30, 2010	17,625	465,721	1,923,561	(1,678,159)	0	728,748
Balance, shares at Jun. 30, 2010	101,572,000					101,571,588
Net income						141,060
Net income and comprehensive income	0	0	141,060	0	0	141,060
Dividends	0	0	(51,432)	0	0	(51,432)
Stock-based compensation	0	13,381	0	0	0	13,381
Purchases of treasury stock, shares	(20,585,000)
Purchases of treasury stock	0	(1,788)	0	(420,311)	0	(422,099)
Issuances of common stock, shares	1,951,000
Issuances of common stock	0	(9,821)	0	42,878	0	33,057
Tax benefit from stock options exercised	0	(3,805)	0	0	0	(3,805)
Balance, value at Jun. 29, 2011	$ 17,625	$ 463,688	$ 2,013,189	$ (2,055,592)	$ 0	$ 438,910
Balance, shares at Jun. 29, 2011	82,938,000					82,938,493